Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Equity ETF Trust I
Entity Central Index Key	0002034928
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group U.S. Small and Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Capital Group U.S. Small and Mid Cap ETF
Class Name	Capital Group U.S. Small and Mid Cap ETF
Trading Symbol	CGMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group U.S. Small and Mid Cap ETF (the "fund") for the period from January 14, 2025, commencement of operations, to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGMM	$ 19 *	0.51% †
*
Based on operations for the period from January 14, 2025 to May 31, 2025. Expenses for the full year would be higher.
†
Annualized.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.51%	[2]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 0.71% on a net asset value (NAV) and market price basis for the period from January 14, 2025 to
May 31, 2025. These results compare with a 4.47% loss for the Russell 2500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a late-stage rally in the technology sector. During the fund’s fiscal period, small and mid-cap equities generated modest returns and lagged large-cap stocks. Overall, the U.S. economy maintained steady growth, despite a contraction in the first quarter of 2025 amid rising uncertainty over the implementation of proposed tariffs. As inflation moderated, the U.S. Federal Reserve cut interest rates three times in 2024.
The fund’s holdings in consumer staples and communication services were most additive to results. Likewise, utilities, real estate and financials holdings notched returns surpassing those of the overall portfolio.
Conversely, holdings in the materials, energy, information technology and health care sectors posted negative returns that lagged the portfolio during the period. Holdings in industrials also detracted from the fund’s total return.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
Since inception 1
Capital Group U.S. Small and Mid Cap ETF (at NAV) 2	0.71%
Russell 3000 Index 3	1.04%
Russell 2500 Index 3	(4.47) %
Russell Midcap Index 3	0.14%
1
The fund began investment operations on January 14, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.

Performance Inception Date	Jan. 14, 2025
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 247,965,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 211,000
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 247,965
Total number of portfolio holdings	84
Total advisory fees paid (in thousands)	$ 211
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Based on operations for the period from January 14, 2025 to May 31, 2025. Expenses for the full year would be higher.
[2]	Annualized.